CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Revenues	$ 398,151	$ 243,626	$ 227,539
Cost of revenues
Cost of revenues	221,997	146,029	166,343
Gross profit	176,154	97,597	61,196
Operating expenses:
Fulfillment	27,967	24,900	15,127
Selling and marketing	112,146	51,111	50,508
General and administrative	33,160	37,811	33,042
Other operating income	(974)	(173)
Total operating expenses	172,299	113,649	98,677
(Loss) / Income from operations	3,855	(16,052)	(37,481)
Interest income	103	297	487
Interest expense	(92)	(66)	(5)
Change in fair value of convertible promissory notes		14,591	(22,791)
Other income, net	12,898	283
Total other (loss) / income	12,909	15,105	(22,309)
(Loss) / Income before income taxes and share of income and gain from equity method investment	16,764	(947)	(59,790)
Income tax expense	(3,418)	(113)	(33)
Share of income and gain from equity method investment		2,118	221
Net (loss) / income	13,346	1,058	(59,602)
Less: Net (loss) / income attributable to non-controlling interests	29	59	(1)
Net (loss) / income attributable to LightInTheBox Holding Co., Ltd.	$ 13,317	$ 999	$ (59,601)
Net (loss) / income per ordinary share - basic (in dollars per share)	$ 0.06	$ 0.01	$ (0.44)
Net (loss) / income per ordinary share - diluted (in dollars per share)	$ 0.06	$ (0.06)	$ (0.44)
Product sales
Revenues
Revenues	$ 382,075	$ 236,705	$ 216,407
Cost of revenues
Cost of revenues	211,430	144,061	156,326
Gross profit	170,645	92,644	60,081
Service and others
Revenues
Revenues	16,076	6,921	11,132
Cost of revenues
Cost of revenues	10,567	1,968	10,017
Gross profit	$ 5,509	$ 4,953	$ 1,115